UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT GRADE

BOND FUND

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 77.0%
Automobiles - 1.7%
$1,760,000	BBB	DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27	$1,988,753
5,000,000	CCC+	Ford Motor Co., Notes, 7.450% due 7/16/31	3,893,750
8,520,000	B-	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	7,689,300

		Total Automobiles	13,571,803

Beverages - 0.9%
7,125,000	A-	Diageo Capital PLC, Notes, 4.850% due 5/15/18	6,674,878

Capital Markets - 3.4%
3,930,000	A	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17(e)	3,861,799
		Kaupthing Bank HF:
2,550,000	Aa3(a)	Notes, 5.750% due 10/4/11 (b)	2,573,697
5,100,000	A1(a)	Subordinated Notes, 7.125% due 5/19/16 (b)	5,526,136
5,270,000	A	Lehman Brothers Holdings Inc., Subordinated Notes, 5.750% due 1/3/17	5,290,674
1,700,000	A+	Merrill Lynch & Co. Inc., Subordinated Notes, 6.110% due 1/29/37	1,653,632
7,280,000	AA-	UBS Preferred Funding Trust, Subordinated Notes, Series 1, 6.243% due 5/15/16 (c)(d)	7,528,794

		Total Capital Markets	26,434,732

Commercial Banks - 8.9%
4,260,000	B+	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (b)	4,169,475
3,930,000	Baa1(a)	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	3,979,742
1,600,000	BBB+	Comerica Capital Trust II, Capital Securities, 6.576% due 2/20/37 (c)	1,554,131
		Glitnir Banki HF:
4,880,000	BBB	Bonds, 7.451% due 9/14/16 (b)(c)(d)	5,247,981
2,550,000	A-	Notes, 6.330% due 7/28/11 (b)	2,648,529
3,710,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (b)(c)	3,892,732
		ICICI Bank Ltd., Subordinated Bonds:
954,000	BB	6.375% due 4/30/22 (b)(c)	947,309
378,000	BB	6.375% due 4/30/22 (b)(c)	375,728
9,510,000	A	RBS Capital Trust III, Subordinated Notes, 5.512% due 9/30/14 (c)(d)	9,370,907
5,590,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (b)(c)(d)	5,913,700
8,770,000	A3(a)	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (b)	9,285,238
6,275,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (b)(c)(d)	6,349,196
475,000	A+	SunTrust Bank, Subordinated Notes, 5.450% due 12/1/17	473,975
2,020,000	A-	SunTrust Capital VIII, Trust Preferred Securites, 6.100% due 12/1/66 (c)	1,899,364
2,530,000	BB	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (b)	2,548,975
2,950,000	BBB+	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 5.960% due 8/1/08 (b)(c)	2,955,163
4,950,000	A+	Wachovia Corp., Subordinated Notes, 5.625% due 10/15/16	4,980,561
3,260,000	AA-	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	3,151,403

		Total Commercial Banks	69,744,109

Commercial Services & Supplies - 0.3%
2,230,000	BBB	Waste Management Inc., Senior Notes, 7.750% due 5/15/32	2,589,496

Consumer Finance - 2.4%
4,960,000	BBB+	Aiful Corp., Notes, 6.000% due 12/12/11 (b)(e)	5,037,490
6,030,000	A-	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (c)(e)	6,432,822
5,025,000	BB+	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	5,034,623
2,470,000	BBB-	Nelnet Inc., Notes, 7.400% due 9/29/36 (c)	2,539,444

		Total Consumer Finance	19,044,379

Diversified Financial Services - 10.5%
4,850,000	Baa3(a)	AES El Salvador Trust, Senior Notes, 6.750% due 2/1/16 (b)	4,873,634

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services - 10.5% (continued)
$1,600,000	A-	AGFC Capital Trust I, 6.000% due 1/15/67 (b)(c)(e)	$1,605,107
1,500,000	A+	American Express Travel Related Services Co., Senior Notes, 5.250% due 11/21/11 (b)(e)	1,510,702
4,600,000	A-	Capital One Bank, Notes, 5.750% due 9/15/10	4,666,939
3,480,000	BBB-	Capital One Capital IV, Capital Securities, 6.745% due 2/17/37	3,345,909
7,090,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	6,899,251
		General Electric Capital Corp.:
8,775,000	AAA	Global Medium-Term Notes, 6.000% due 6/15/12	9,127,658
1,000,000	AAA	Medium-Term Notes, Series A, 6.750% due 3/15/32	1,136,654
1,610,000	BBB+	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (b)(c)	1,624,844
3,500,000	A	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	3,468,465
2,510,000	A	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (b)(c)	2,573,204
6,950,000	AA-	International Lease Finance Corp., Notes, 5.875% due 5/1/13	7,187,426
		JPMorgan Chase & Co., Subordinated Notes:
6,600,000	A+	6.625% due 3/15/12	7,004,026
5,000,000	A+	5.125% due 9/15/14	4,929,240
1,640,000	BBB	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (c)(d)	1,678,127
6,630,000	BBB	Residential Capital LLC, Senior Notes, 6.000% due 2/22/11	6,545,534
2,850,000	BBB	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (b)(c)(d)	2,869,779
1,810,000	BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (b)	1,914,075
9,400,000	BBB	ZFS Finance USA Trust II, Bonds, 6.450% due 12/15/65 (b)(c)	9,414,984

		Total Diversified Financial Services	82,375,558

Diversified Telecommunication Services - 6.5%
2,770,000	A	AT&T Corp., Senior Notes, 8.000% due 11/15/31 (e)	3,433,418
		British Telecommunications PLC:
1,500,000	BBB+	Bonds, 9.125% due 12/15/30	2,065,464
830,000	BBB+	Notes, 8.625% due 12/15/10	927,235
5,815,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	5,824,955
		Embarq Corp.:
3,530,000	BBB-	Notes, 7.995% due 6/1/36	3,655,601
2,450,000	BBB-	Senior Notes, 6.738% due 6/1/13	2,532,538
		France Telecom SA, Notes:
2,750,000	A-	7.750% due 3/1/11	2,998,600
1,750,000	A-	8.500% due 3/1/31	2,281,090
		Koninklijke KPN NV, Senior Notes:
2,370,000	BBB+	8.000% due 10/1/10	2,572,791
2,240,000	BBB+	8.375% due 10/1/30	2,542,810
2,400,000	A	SBC Communications Inc., Notes, 5.100% due 9/15/14	2,348,347
5,000,000	BBB+	Telecom Italia Capital SpA, Senior Notes, 6.000% due 9/30/34	4,542,045
3,500,000	BBB+	Telefonica Emisiones SAU, Senior Notes, 7.045% due 6/20/36	3,749,610
		Verizon Global Funding Corp.:
		Notes:
4,000,000	A	7.375% due 9/1/12	4,400,580
2,000,000	A	7.750% due 6/15/32	2,328,060
3,720,000	A	Senior Notes, 5.850% due 9/15/35	3,529,718
1,460,000	A	Verizon New York Inc., Senior Debentures, Series A, 6.875% due 4/1/12	1,542,421

		Total Diversified Telecommunication Services	51,275,283

Electric Utilities - 4.1%
		Enersis SA, Notes:
241,000	BBB-	7.375% due 1/15/14	262,001
343,000	BBB-	7.400% due 12/1/16	378,305
		Exelon Corp.:
2,500,000	BBB	Notes, 4.900% due 6/15/15	2,339,910

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric Utilities - 4.1% (continued)
$2,500,000	BBB	Senior Notes, 6.750% due 5/1/11	$2,606,640
		FirstEnergy Corp.:
8,850,000	BBB-	Notes, Series C, 7.375% due 11/15/31	10,084,584
4,140,000	BBB-	Senior Notes, Series B, 6.450% due 11/15/11	4,343,700
4,980,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	5,008,730
4,000,000	BBB-	Progress Energy Inc., Senior Notes, 7.750% due 3/1/31	4,798,040
2,000,000	BBB-	TXU Energy Co., Senior Notes, 7.000% due 3/15/13	2,080,996

		Total Electric Utilities	31,902,906

Energy Equipment & Services - 0.2%
1,780,000	BB	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (b)	1,788,888

Food & Staples Retailing - 1.4%
1,880,000	BBB+	CVS Corp., Senior Notes, 5.750% due 8/15/11	1,916,468
3,750,000	BBB-	Kroger Co., Senior Notes, 6.750% due 4/15/12	3,972,870
5,000,000	BBB-	Safeway Inc., Notes, 5.800% due 8/15/12	5,069,955

		Total Food & Staples Retailing	10,959,293

Food Products - 1.3%
5,700,000	A	Campbell Soup Co., Debentures, 8.875% due 5/1/21	7,334,629
2,830,000	BBB+	Kraft Foods Inc., Notes, 6.250% due 6/1/12	2,943,893

		Total Food Products	10,278,522

Gas Utilities - 0.6%
4,750,000	BBB+	AGL Capital Corp., Senior Notes, 4.950% due 1/15/15 (e)	4,528,517

Health Care Equipment & Supplies - 0.6%
3,340,000	A	Baxter International Inc., Senior Notes, 5.900% due 9/1/16	3,453,022
1,570,000	BBB	Hospira Inc., Senior Notes, 6.050% due 3/30/17	1,571,680

		Total Health Care Equipment & Supplies	5,024,702

Health Care Providers & Services - 3.9%
3,500,000	A-	Aetna Inc., Senior Notes, 6.000% due 6/15/16 (e)	3,633,837
2,170,000	BBB	Cardinal Health Inc., Notes, 5.800% due 10/15/16 (b)	2,166,016
4,290,000	B-	HCA Inc., Senior Notes, 6.500% due 2/15/16	3,673,313
4,750,000	BBB	Humana Inc., Senior Notes, 6.300% due 8/1/18	4,847,783
1,860,000	BBB+	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10	1,846,057
6,800,000	A	UnitedHealth Group Inc., Senior Notes, 5.000% due 8/15/14	6,662,762
3,380,000	BBB	Universal Health Services Inc., Notes, 7.125% due 6/30/16	3,610,428
4,390,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	4,602,595

		Total Health Care Providers & Services	31,042,791

Household Durables - 1.6%
1,600,000	BBB	Black & Decker Corp., Senior Notes, 5.750% due 11/15/16	1,607,509
4,910,000	BB	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	4,762,700
6,750,000	BBB	Lennar Corp., Senior Notes, Series B, 5.600% due 5/31/15	6,359,269

		Total Household Durables	12,729,478

Independent Power Producers & Energy Traders - 0.6%
		TXU Corp., Senior Notes:
50,000	BB-	Series P, 5.550% due 11/15/14	44,534
4,350,000	BB-	Series Q, 6.500% due 11/15/24	3,688,030
1,355,000	BB-	Series R, 6.550% due 11/15/34	1,141,449

		Total Independent Power Producers & Energy Traders	4,874,013

Industrial Conglomerates - 0.6%
4,000,000	BBB+	Tyco International Group SA, Notes, 6.875% due 1/15/29	4,735,472

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Insurance - 2.2%
$1,400,000	A-	ACE INA Holdings Inc., Senior Notes, 5.700% due 2/15/17 (e)	$1,408,462
670,000	A+	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	654,292
1,690,000	BBB+	Chubb Corp., Junior Subordinated Notes, 6.375% due 3/29/67 (c)	1,688,776
1,610,000	BB+	Liberty Mutual Group, Junior Subordinated Bonds, 7.800% due 3/15/37 (b)	1,574,157
3,890,000	BBB+	Metlife Inc., Junior Subordinated Debentures, 6.400% due 12/15/66	3,810,586
1,850,000	A	Prudential Financial Inc., Medium-Term Notes, Series D, 5.700% due 12/14/36	1,777,012
4,010,000	BBB	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (c)	3,967,502
2,220,000	BBB	Willis North America Inc., Senior Notes, 5.625% due 7/15/15	2,147,113

		Total Insurance	17,027,900

IT Services - 0.6%
		Electronic Data Systems Corp., Notes:
2,490,000	BBB-	7.125% due 10/15/09	2,598,011
2,000,000	BBB-	7.450% due 10/15/29	2,186,666

		Total IT Services	4,784,677

Media - 5.4%
780,000	BBB+	AOL Time Warner Inc., Debentures, 7.700% due 5/1/32 (e)	886,938
		Comcast Corp., Notes:
5,500,000	BBB+	6.500% due 1/15/17	5,815,249
7,735,000	BBB+	6.450% due 3/15/37	7,769,436
4,411,000	BBB-	Cox Communications Inc., Notes, 7.750% due 11/1/10	4,770,889
5,000,000	BBB	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25	6,024,055
1,910,000	BBB	News America Inc., Senior Notes, 6.150% due 3/1/37 (b)	1,825,641
5,000,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	5,538,550
2,030,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	2,474,755
		Viacom Inc., Senior Notes:
1,870,000	BBB	5.750% due 4/30/11	1,897,369
5,000,000	BBB	8.625% due 8/1/12	5,624,130

		Total Media	42,627,012

Metals & Mining - 2.1%
7,960,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	8,626,650
7,310,000	BBB	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	7,585,492

		Total Metals & Mining	16,212,142

Multi-Utilities - 2.1%
7,100,000	A	Consolidated Edison Co. of New York, Senior Notes, 5.375% due 12/15/15	7,123,856
4,750,000	BBB	Dominion Resources Inc., Senior Notes, Series C, 5.150% due 7/15/15	4,632,495
4,725,000	BBB+	Sempra Energy, Senior Notes, 4.621% due 5/17/07	4,719,925

		Total Multi-Utilities	16,476,276

Multiline Retail - 0.6%
5,150,000	BBB	May Department Stores Co., Debentures, 6.700% due 7/15/34	5,095,225

Oil, Gas & Consumable Fuels - 6.9%
460,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (e)	508,566
7,620,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	8,435,934
4,800,000	A-	Burlington Resources Finance Co., Senior Notes, 6.680% due 2/15/11	5,068,978
4,180,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	4,753,659
2,650,000	BBB	Devon Financing Corp. ULC, Debentures, 7.875% due 9/30/31	3,150,561
		Gazprom:
2,200,000	BBB	Loan Participation Notes, 6.212% due 11/22/16 (b)	2,206,600
1,140,000	BBB	Senior Notes, 6.510% due 3/7/22 (b)	1,159,950
700,000	BBB-	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	816,558

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 6.9% (continued)
		Kinder Morgan Energy Partners LP, Senior Notes:
$1,000,000	BBB	7.125% due 3/15/12	$1,073,755
2,650,000	BBB	5.800% due 3/15/35	2,452,244
3,400,000	BB-	Kinder Morgan Finance Company, ULC, Notes, 6.400% due 1/5/36	3,053,833
12,440,000	BBB	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	12,828,750
1,470,000	BBB-	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	1,506,750
5,050,000	BBB	Valero Energy Corp., Notes, 4.750% due 6/15/13	4,840,991
2,415,000	BBB	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	2,346,317

		Total Oil, Gas & Consumable Fuels	54,203,446

Paper & Forest Products - 0.6%
4,370,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	4,595,173

Pharmaceuticals - 0.5%
4,000,000	A	Wyeth, Notes, 6.950% due 3/15/11 (e)	4,256,392

Real Estate Investment Trusts (REITs) - 0.8%
1,720,000	BBB	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	1,807,701
4,825,000	BBB	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	4,738,208

		Total Real Estate Investment Trusts (REITs)	6,545,909

Road & Rail - 0.5%
3,880,000	BBB	Union Pacific Corp., Debentures, 6.625% due 2/1/29	4,113,999

Thrifts & Mortgage Finance - 1.5%
		Washington Mutual Inc.:
7,125,000	A-	Notes, 4.200% due 1/15/10	6,955,703
4,990,000	BBB+	Subordinated Notes, 4.625% due 4/1/14	4,674,512

		Total Thrifts & Mortgage Finance	11,630,215

Tobacco - 0.4%
2,860,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13 (e)	3,110,024

Wireless Telecommunication Services - 3.3%
		New Cingular Wireless Services Inc.:
1,800,000	A	Notes, 8.125% due 5/1/12 (e)	2,028,346
3,675,000	A	Senior Notes, 8.750% due 3/1/31 (e)	4,754,179
		Sprint Capital Corp.:
7,685,000	BBB	Notes, 8.750% due 3/15/32	9,089,864
2,000,000	BBB	Senior Notes, 8.375% due 3/15/12	2,233,738
1,840,000	BBB	Sprint Nextel Corp., 6.000% due 12/1/16	1,814,028
6,200,000	A-	Vodafone Group PLC, Notes, 5.000% due 9/15/15	5,958,175

		Total Wireless Telecommunication Services	25,878,330

		TOTAL CORPORATE BONDS & NOTES (Cost - $604,739,262)	606,131,540

MUNICIPAL BONDS - 0.2%
Illinois - 0.2%
1,700,000	AA	Illinois State GO, 5.100% due 6/1/33 (Cost - $1,561,844)	1,623,415

SOVEREIGN BONDS - 3.8%
Canada - 1.6%
5,600,000	A+	Province of Nova Scotia, Debentures, 7.250% due 7/27/13	6,266,445
5,000,000	AA	Province of Saskatchewan, Debentures, 8.000% due 2/1/13	5,739,890

		Total Canada	12,006,335

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Italy - 0.6%
$4,700,000	A+	Republic of Italy, Senior Notes, 5.625% due 6/15/12	$4,833,687

Mexico - 0.7%
		United Mexican States, Medium-Term Notes, Series A:
641,000	BBB	7.500% due 4/8/33	763,912
4,329,000	BBB	6.750% due 9/27/34	4,728,350

		Total Mexico	5,492,262

Supranational - 0.9%
6,800,000	A	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	7,248,616

		TOTAL SOVEREIGN BONDS (Cost — $29,742,188)	29,580,900

FACE AMOUNT
U.S. GOVERNMENT OBLIGATIONS - 16.2%
		U.S. Treasury Notes:
57,180,000		6.000% due 8/15/09	58,982,542
6,970,000		4.875% due 7/31/11	7,062,032
29,740,000		4.625% due 8/31/11	29,858,514
1,900,000		4.500% due 9/30/11	1,897,477
27,900,000		4.625% due 10/31/11	28,000,272
1,470,000		4.625% due 2/29/12	1,475,915

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $127,067,776)	127,276,752

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $763,111,070)	764,612,607

SHORT-TERM INVESTMENTS - 1.9%
U.S. Government Agency Obligation - 0.1%
460,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.175%- 5.197% due 6/25/07 (f)(g)	454,587

Repurchase Agreement - 1.8%
14,802,000		Nomura Securities International Inc. tri-party repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $14,808,538; (Fully collateralized by U.S. government agency obligation, 5.250% due 4/18/16; Market value - $15,098,540)	14,802,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $15,256,587)	15,256,587

		TOTAL INVESTMENTS - 99.1% (Cost - $778,367,657#)	779,869,194
		Other Assets in Excess of Liabilities - 0.9%	7,160,422

		TOTAL NET ASSETS - 100.0%	$787,029,616

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this security is segregated for open futures contracts.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO — General Obligation

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Investment Grade Bond Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under, the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,545,885
Gross unrealized depreciation	(12,044,348)

Net unrealized appreciation	$1,501,537

At March 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury, 10-Year Notes	404	6/07	$44,040,660	$43,682,500	$358,160

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 29, 2007